Note 5 - Related Party Transactions	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related party transactions

Loan to a related party

In
December 2018,
the Company provided an interest-free loan amounting to
$481
to Dr. Ramon Mohanlal, the Chief Medical Officer of the Company.
$100
of the loan has been repaid in
February 2019
and the remaining amount was fully repaid in
April 2019.

Loan from related parties

In
March 2019,
the Company borrowed interest-free loans totalling
$350
from Lan Huang, the Chief Executive Officer, Gordon Schooley, the Chief Regulatory Officer, and Yue Jia, the International Finance Manager. The maturity date of these loans is
December 31, 2019.